FINANCING AND FINANCIAL INSTRUMENTS - Gross Debt - Long-Term Debt, Narrative Credit Facility and Bonds (Details) € in Millions	Jan. 17, 2024 USD ($)	Jan. 17, 2024 EUR (€)	May 19, 2023 USD ($)	May 19, 2023 EUR (€)	Jan. 17, 2023 USD ($)	Jan. 17, 2023 EUR (€)	Dec. 19, 2018 USD ($) extension_option	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 19, 2023 USD ($)	Nov. 17, 2023 USD ($)	Dec. 15, 2022 USD ($)	Nov. 25, 2020 USD ($)	Jul. 31, 2019 USD ($)	Sep. 30, 2014 USD ($)	Oct. 26, 2012 USD ($)	Sep. 30, 2010 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 10,681,000,000
5.4 billion Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity							$ 5,500,000,000	5,400,000,000
Borrowings, number of extensions | extension_option							2
Borrowings, extension option term							1 year
Borrowing facilities, remaining borrowing capacity										$ 5,400,000,000
Borrowing facilities, lapsed at maturity										$ 100,000,000
Notional amount | €									€ 5,400
2010 revolving multi-currency letter of credit facility
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity													$ 395,000,000		$ 350,000,000	$ 450,000,000	$ 500,000,000
Revolving multi-currency letter of credit facility, due in 2022
Disclosure of detailed information about borrowings [line items]
Line of credit, maximum borrowing capacity														$ 350,000,000
€500 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities					$ 395,000,000	€ 367
Notional amount | €									500
€750 million Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities			$ 812,000,000	€ 750
Notional amount | €									750
European Bank For Reconstruction And Development (EBRD) 2022
Disclosure of detailed information about borrowings [line items]
Borrowings								100,000,000				$ 100,000,000
European Bank For Reconstruction And Development (EBRD) 2023
Disclosure of detailed information about borrowings [line items]
Borrowings								59,000,000			$ 150,000,000
European Bank For Reconstruction And Development (EBRD) 2024
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 91,000,000
€1.0 billion Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount | €									€ 1,000
€1.0 billion Unsecured Notes | Repayment of debt
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	$ 585,000,000	€ 529
Notional amount | €		€ 1,000